Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	11. DERIVATIVE FINANCIAL INSTRUMENTS
a) Use of derivatives
The Santander UK group undertakes derivative activities primarily to provide customers with risk management solutions and to manage and hedge the Santander UK group’s own risks.
The Santander UK group’s derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions used to achieve this where necessary. When entering into derivatives, the Santander UK group employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.
For information on how the Santander UK group is managing the transition to alternative benchmark interest rates, see ‘Managing IBOR transition’ in the Banking market risk section of the Risk review and Note 42.
b) Analysis of derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2021			2020
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	11,750	159	183	15,465	395	431
Interest rate contracts	25,617	489	708	40,630	926	837
Equity and credit contracts	1,138	166	57	1,319	124	83
Total derivatives held for trading	38,505	814	948	57,414	1,445	1,351
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	590	39	—	789	84	6
Interest rate contracts	80,651	908	737	93,748	1,225	1,885
Equity derivative contracts	—	—	—
	81,241	947	737	94,537	1,309	1,891
Designated as cash flow hedges:
Exchange rate contracts	22,239	996	338	27,020	1,978	409
Interest rate contracts	21,329	177	216	19,407	467	23
Equity derivative contracts	47	7	1	13	6	—
	43,615	1,180	555	46,440	2,451	432
Total derivatives held for hedging	124,856	2,127	1,292	140,977	3,760	2,323
Derivative netting(1)	—	(1,221)	(1,221)	—	(1,754)	(1,754)
Total derivatives	163,361	1,720	1,019	198,391	3,451	1,920
(1)    Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £189m (2020: £330m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £202m (2020: £651m).
For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 41.
The reduction in the notional value of interest rate derivatives held for trading in 2021 reflected the completion of a series of derivative trade compressions to reduce our gross LIBOR exposure.
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter
2021	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	—	—	34,579	34,579	—	1,193	—	522
Interest rate contracts	—	117,560	10,037	127,597	—	353	—	441
Equity and credit contracts	—	—	1,185	1,185	—	174	—	56
	—	117,560	45,801	163,361	—	1,720	—	1,019

2020
Exchange rate contracts	—	—	43,274	43,274	—	2,457	—	846
Interest rate contracts	—	144,343	9,442	153,785	—	864	—	991
Equity and credit contracts	—	—	1,332	1,332	—	130	—	83
	—	144,343	54,048	198,391	—	3,451	—	1,920
c) Analysis of derivatives designated as hedges
The Santander UK group applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk are managed but not hedged. For interest rate hedges, the designated hedged risk is determined with reference to the underlying benchmark rate.
Fair value hedges
Portfolio hedges of interest rate risk
Santander UK holds various portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.
The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps.
Micro hedges of interest rate risk and foreign currency risk
Santander UK accesses international markets to obtain funding, issuing fixed rate debt in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.
The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.
Cashflow hedges
Hedges of interest rate risk
Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or USD LIBOR. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.
Hedges of foreign currency risk
As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, the Santander UK group also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY.
Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.
The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the cross currency or foreign exchange swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.
Equity risk on cash settled share-based transactions
Santander Equity Investments Limited (SEIL) offers employees the chance to buy shares in Banco Santander SA at a discount under Sharesave, or other incentive schemes. This exposes Santander UK to equity price risk. The equity risk is managed by purchasing share options which allow Santander UK to buy shares at a fixed price. These instruments are entered into to match the amount of employee share options expected to be exercised.
.The equity price risk is the change in cash flows arising from the change in share price over time. Santander UK established the hedge ratio by matching the notional of the derivative with the notional of the employee share options being hedged. Effectiveness is assessed by comparing the changes in fair value of the share options with changes in the fair value of the employee share options by using a hypothetical derivative method.
IBOR Reform
Note 42 includes details of the notional value of hedging instruments by benchmark interest rate impacted by IBOR reform and the notional amounts of assets, liabilities and off-balance sheet commitments affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.
Hedge effectiveness measurement
Hedge effectiveness is assessed by using either dollar offset or linear regression techniques to compare changes in the fair value of the hedged item attributable to changes in the designated hedged risk and the hedging instrument. For cash flow hedges, a hypothetical derivative method is used to model the cash flows of the hedged item.
Possible sources of hedge ineffectiveness
For both fair value and cash flow hedges, hedge ineffectiveness can arise from hedging derivatives with a non-zero fair value at the date of initial designation. In addition, for:
Fair value hedges
Hedge ineffectiveness can also arise due to differences in discounting between the hedged item and the hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps discount curves not applied to the hedged item; and where counterparty credit risk impacts the fair value of the derivative but not the hedged item. For portfolio hedges of interest rate risk, it can also arise due to differences in the expected and actual volume of prepayments.
Cash flow hedges
Hedge ineffectiveness can also arise due to differences in the timing of cash flows between the hedged item and the hedging instrument. For micro hedges of interest rate risk, it can also arise due to differences in the basis of cash flows between the hedged item and the hedging instrument. For hedges of equity risk on cash settled share-based transactions, it can also arise due to changes in the expected number of Sharesave options to be exercised.
Maturity profile and average price/rate of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2021	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	3,121	6,223	21,442	44,644	4,991	80,421
	Average fixed interest rate - GBP	0.59%	0.42%	0.09%	0.88%	3.13%
	Average fixed interest rate - EUR	0.51%	1.74%	1.08%	0.81%	2.61%
	Average fixed interest rate - USD	1.91%	0.96%	1.44%	2.76%	4.05%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	107	381	102	590
	Interest rate contracts - Nominal amount (£m)	—	—	—	193	37	230
	Average GBP - EUR exchange rate	—	—	1.21	1.16	1.17
	Average fixed interest rate - EUR	—	—	3.29%	2.03%	2.62%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,010	481	871	7,532	5,137	15,031
	Average fixed interest rate - GBP	1.97	0.44%	0.08%	1.39%	0.97%
FX risk	Exchange rate contracts- Nominal amount (£m)	2,703	936	2,057	6,715	2,124	14,535
	Interest rate contracts- Nominal amount (£m)	—	—	—	2,438	887	3,325
	Average GBP - JPY exchange rate	—	142.91	148.86	—	—
	Average GBP - EUR exchange rate	1.17	—	1.18	1.16	1.17
	Average GBP - USD exchange rate	1.34	1.34	1.33	1.34	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	2	41	4	47
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	620	—	840	4,765	1,479	7,704
	Interest rate contracts - Nominal amount (£m)	—	—	—	2,049	924	2,973
	Average GBP - EUR exchange rate	1.28	—	1.39	1.20	1.20	—
	Average GBP - USD exchange rate	—	—	—	1.61	1.38
	Average fixed interest rate - GBP	2.26%	—	1.17%	2.72%	3.41%

2020
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	2,429	7,617	27,791	47,749	7,889	93,475
	Average fixed interest rate - GBP	0.69%	0.65%	0.82%	0.73%	3.61%
	Average fixed interest rate - EUR	1.18%	0.23%	3.02%	0.98%	2.34%
	Average fixed interest rate - USD	1.87%	1.72%	2.89%	2.49%	4.16%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	0	132	461	196	789
	Interest rate contracts - Nominal amount (£m)	—	—	—	236	37	273
	Average GBP - EUR exchange rate	—	—	1.14	1.17	1.17
	Average fixed interest rate - EUR	—	—	4.64%	1.78%	3.56%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	—	897	2,528	7,964	1,061	12,450
	Average fixed interest rate - GBP	—	0.46%	0.57%	1.45%	1.33%
FX risk	Exchange rate contracts- Nominal amount (£m)	1,439	2,015	3,877	7,113	1,119	15,563
	Interest rate contracts- Nominal amount (£m)	—	—	—	366	—	366
	Average GBP - JPY exchange rate	—	137.98	135.61	132.27	—
	Average GBP - EUR exchange rate	—	—	0.00	1.16	1.18
	Average GBP - USD exchange rate	1.29	1.32	1.32	1.30	—
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	0	12	1	13
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	732	—	2,583	6,550	1,592	11,457
	Interest rate contracts - Nominal amount (£m)	732	—	882	4,062	915	6,591
	Average GBP - EUR exchange rate	—	—	1.35	1.25	1.20
	Average GBP - USD exchange rate	1.46	—	0.00	1.61	1.38
	Average fixed interest rate - GBP	2.01%	—	3.18%	2.48%	3.39%
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2021	2020	2019
	£m	£m	£m
Fair value hedging:
Gains/(losses) on hedging instruments	846	(299)	(360)
(Losses)/gains on hedged items attributable to hedged risks	(804)	364	414
Fair value hedging ineffectiveness	42	65	54
Cash flow hedging ineffectiveness	(34)	(46)	(46)
	8	19	8
Hedge ineffectiveness can be analysed by risk category as follows:

						Group
			2021			2020
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	868	(838)	30	(358)	384	26
Interest rate/FX risk	(22)	34	12	59	(20)	39
	846	(804)	42	(299)	364	65

									Group
					2021				2020
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income
		£m	£m	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk	Net interest income	(312)	306	(6)	70	185	(179)	6	33
FX risk	Net interest income/other operating income	(54)	54	—	(158)	(42)	38	(4)	2
Equity risk	Operating expenses	(1)	1	—	2	2	(2)	—	(5)
Interest rate/FX risk	Net interest income/other operating income	(542)	514	(28)	(273)	782	(830)	(48)	773
		(909)	875	(34)	(359)	927	(973)	(46)	803
In 2021, cash flow hedge accounting of £14m (2020: £57m) had to cease due to the hedged cash flows no longer being expected to occur.
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2021	2020
	£m	£m
Balance at 1 January	649	479
Effective portion of changes in fair value:
– Interest rate risk	(306)	179
– Foreign currency risk	(54)	(38)
– Equity risk	(1)	2
– Interest rate/foreign currency risk	(514)	830
	(875)	973
Income statement transfers:
– Interest rate risk	(70)	(33)
– Foreign currency risk	158	(2)
– Equity risk	(2)	5
– Interest rate/foreign currency risk	273	(773)
	359	(803)
Balances at 31 December	133	649
Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2021					2020
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	58,455	—	88	500	(1,096)	54,118	—	1,202	904	332
Other financial assets at amortised cost	160	—	2	3	(12)	772	—	36	13	121
Reverse repurchase agreements – non trading	9,570	—	(5)	—	(6)	12,149	—	1	—	3
Other financial assets at FVOCI	3,728	23	—	47	(112)	5,129	155	—	74	88
Deposits by customers	—	—	—	—	14	(4,305)	(15)	(10)	(10)	(13)
Debt securities in issue	(4,373)	(188)	(115)	(230)	325	(8,889)	(518)	(137)	(305)	(120)
Subordinated liabilities	(293)	(75)	(8)	(70)	49	(636)	(185)	(41)	(166)	(27)
Interest rate/FX risk:
Other financial assets at FVOCI	227	—	—	1	(20)	299	5	—	—	15
Debt securities in issue	(423)	(55)	—	(47)	55	(621)	(94)	—	(76)	(34)
Subordinated liabilities	2	2	—	2	(1)	3	3	—	3	(1)
	67,053	(293)	(38)	206	(804)	58,019	(649)	1,051	437	364

							Group
				2021			2020
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	236	(135)	(2)	(183)	165	1
	Cash and balances at central banks	71	(80)	—	(2)	1	—
	Reverse repurchase agreements – non trading	—	—	—	(2)	1	—
	Deposits by banks	(1)	1	—	7	(2)	—
	Repurchase agreements – non trading	—	—	—	1	(1)	—
FX risk:	Other financial assets at FVOCI	(194)	(1)	—	40	6	—
	Not applicable – highly probable forecast transactions	148	1	—	33	3	—
	Deposits by customers	4	—	—	(7)	—	—
	Debt securities in issue	90	67	6	(13)	(46)	—
	Repurchase agreements – non trading	6	—	—	(15)	—	—
Equity risk:	Other liabilities	1	3	—	(2)	6	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	503	144	(4)	(701)	322	(2)
	Subordinated liabilities/loans and advances to customers	11	133	80	(130)	194	—
		875	133	80	(974)	649	(1)